Western Reserve Life Assurance Co. of Ohio
Administrative Office:
4333 Edgewood Road NE
Cedar Rapids, Iowa 52499
Home Office:
Columbus, Ohio

May 2, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	WRL Freedom Premier Variable Annuity
WRL Series Annuity Account
Western Reserve Life Assurance Co. of Ohio
(File No. 333-82705)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the supplement, prospectus and statement of additional information dated May 1, 2014, that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 355-8330.

Sincerely,

/s/ Darin D. Smith

Darin D. Smith

Managing Assistant General Counsel